UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-06400
The Advisors’ Inner Circle Fund
(Exact name of registrant as specified in charter)

101 Federal Street
Boston, MA 02110
(Address of principal executive offices) (Zip code)
SEI Corporation
One Freedom Valley Drive
Oaks, PA 19456
(Name and address of agent for service)
Registrant’s telephone number, including area code: (877) 446-3863
Date of fiscal year end: October 31, 2010
Date of reporting period: October 31, 2010

Item 1. Reports to Stockholders.
THE ADVISORS’ INNER CIRCLE FUND
ANNUAL REPORT TO SHAREHOLDERS
October 31, 2010
This information must be preceded or
accompanied by a current prospectus.
Investors should read the prospectus carefully
before investing.

MANAGER’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE
The total net of fee return of the LSV Conservative Value Equity Fund (the “Fund”) and the benchmark Russell 1000 Value Index for the fiscal year, trailing three-years, and since inception (March 30, 2007) as of October 31, 2010, (*denotes annualized periods):

	12 Months	3 Years
	Ended	Ended	Since
	10/31/10	10/31/10*	Inception*
LSV Conservative Value Equity Fund	13.76%	-9.13%	-7.01%
Russell 1000 Value Index	15.71	-8.49	-5.97
As of October 31, 2010 the Russell 1000 Value Index has lagged the Russell 1000 Growth Index by 420 basis points (bps) for the trailing year and 530 bps annualized for 3-years. Not surprisingly, this has been a challenging environment for our deep value approach and the trailing year has been no exception. Attribution suggests that across valuation metrics, the portfolio’s deep value bias detracted from relative returns. Portfolio holdings lagged benchmark constituents in several sectors in the trailing year but the most significant negative impact occurred in the Industrials, Consumer Staples, Financials and Energy sectors.
Sector weightings are a result of our bottom-up stock selection process subject to minimum and maximum exposures to sectors and industries. As an enhanced index strategy with a targeted tracking error of no more than 2%, the portfolio seeks to minimize individual stock specific risk by maintaining exposure to the largest stocks in the benchmark. The Fund’s most significant sector exposures on a relative basis are to the Technology and Health Care sectors. The Fund is underweight to REITs, Consumer Staples and Utilities stocks.
While we do not develop a macroeconomic outlook, we are optimistic about equity returns going forward given the attractive valuations of the Fund and the overall market. While markets have done well over the last 12-18 months, we were coming out of a very difficult period for equities and value stocks. In the recent past, the market has been driven more by macro factors than individual company fundamentals. Our experience indicates these environments tend to be temporary and that over time investors are rewarded for holding companies with good fundamentals selling at attractive valuations.
Relative valuations of the portfolio continue to be very compelling as of October 31, 2010:

		Russell 1000	S&P 500
Characteristic	Fund	Value Index	Index
Price-to-Earnings Ratio (Trailing)	12.1x	14.4x	15.1x
Price-to-Book Ratio	1.4x	1.5x	2.1x
Price-to-Cash Flow Ratio	6.8x	7.8x	9.5x
The information provided herein represents the opinion of the manager and is not intended to be a forecast of future events, a guarantee of future results or investment advice.
The Russell 1000 Value Index is a widely-recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller market capitalization) index of U.S. companies with lower forecasted growth rates and price-to-book ratios.
The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value weighted index (stock price times number of shares outstanding), with each stock’s weight in the Index proportionate to its market value. The S&P 500 Index is one of the most widely used benchmarks of U.S. equity performance. It is not possible to invest directly in an index.

Comparison of Change in the Value of a $10,000 Investment in the LSV
Conservative Value Equity Fund versus the Russell 1000 Value Index

(1)	The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, may be worth less than its original cost. Past performance does not guarantee future results. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike a fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the Index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index. Fee waivers were in effect. If they had not been in effect, performance would have been lower. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(2)	The LSV Conservative Value Equity Fund commenced operations on March 30, 2007.

(3)	See definition of comparative index on page 1.

October 31, 2010
Schedule of Investments
LSV Conservative Value
Equity Fund

		Value
	Shares	(000)

Common Stock (99.7%)
Aerospace & Defense (3.0%)
Boeing	13,000	$918
General Dynamics	20,200	1,376
L-3 Communications Holdings, Cl 3	14,100	1,018
Northrop Grumman	27,600	1,745
Raytheon	22,200	1,023

		6,080

Agricultural Operations (0.8%)
Archer-Daniels-Midland	45,500	1,516

Agricultural Products (0.8%)
Corn Products International	18,000	766
Fresh Del Monte Produce*	34,000	752

		1,518

Aircraft (0.3%)
Lockheed Martin	8,000	570

Apparel Retail (0.8%)
Gap	35,900	682
Ross Stores	15,100	891

		1,573

Asset Management & Custody Banks (2.0%)
Ameriprise Financial	36,600	1,892
Bank of New York Mellon	46,700	1,170
State Street	21,200	886

		3,948

Automotive (1.2%)
Autoliv	16,400	1,169
Ford Motor*	87,900	1,242

		2,411

Banks (9.3%)
Bank of America	367,600	4,205
Comerica	17,400	623
JPMorgan Chase	140,600	5,291
Keycorp	32,200	264
PNC Financial Services Group	23,800	1,283
Regions Financial	109,300	689
SunTrust Banks	13,100	328
US Bancorp	31,700	766
Wells Fargo	167,500	4,368
Zions Bancorporation	28,000	578

		18,395

Biotechnology (1.3%)
Amgen*	8,700	498
Biogen Idec*	18,400	1,154
Gilead Sciences*	22,800	904

		2,556

Cable & Satellite (1.9%)
Comcast, Cl A	152,700	3,143
Time Warner Cable, Cl A	12,500	723

		3,866

Chemicals (1.8%)
Ashland	15,000	774
Dow Chemical	30,400	937
Eastman Chemical	10,500	825
Lubrizol	11,100	1,138

		3,674

Commercial Printing (0.4%)
RR Donnelley & Sons	40,500	747

Computer & Electronics Retail (0.7%)
Best Buy	20,100	864
RadioShack	30,800	620

		1,484

Computers & Services (2.7%)
Computer Sciences	15,100	741
Hewlett-Packard	20,600	866
Microsoft	90,000	2,397
Seagate Technology*	51,100	749
Western Digital*	17,300	554

		5,307

Construction & Engineering (0.4%)
KBR	28,800	731

Consumer Discretionary (2.3%)
Procter & Gamble	73,600	4,679

Consumer Electronics (0.5%)
Garmin	27,800	913

The accompanying notes are an integral part of the financial statements.

Schedule of Investments
October 31, 2010
LSV Conservative Value
Equity Fund

		Value
	Shares	(000)

Diversified REITs (0.2%)
Liberty Property Trust	14,800	$495

Drug Retail (1.3%)
CVS Caremark	63,200	1,904
Walgreen	21,500	728

		2,632

Electrical Services (6.2%)
Ameren	25,800	748
American Electric Power	45,200	1,692
DTE Energy	26,300	1,230
Edison International	32,000	1,181
Exelon	38,800	1,584
General Electric	247,100	3,959
NiSource	54,900	950
Pinnacle West Capital	25,300	1,041

		12,385

Financial Services (4.3%)
Capital One Financial	32,200	1,200
Citigroup*	903,300	3,767
GFI Group	54,800	262
Goldman Sachs Group	12,600	2,028
Morgan Stanley	52,100	1,296

		8,553

Food, Beverage & Tobacco (1.3%)
ConAgra Foods	23,600	531
Kraft Foods, Cl A	24,900	804
PepsiCo	11,600	758
Supervalu	33,400	360
Universal	2,400	99

		2,552

Gas/Natural Gas (0.5%)
Atmos Energy	30,700	904

Health Care Distributors (0.6%)
McKesson	18,400	1,214

Household Products, Furniture & Fixtures (0.4%)
Whirlpool	9,900	751

Independent Power Producers & Energy Traders (0.6%)
Constellation Energy Group	27,300	826
Mirant*	37,600	399

		1,225

Insurance (10.7%)
ACE	15,500	921
Aetna	34,600	1,033
Allstate	57,300	1,747
Aspen Insurance Holdings	18,800	533
Assurant	16,000	633
Berkshire Hathaway, Cl B*	36,700	2,920
Chubb	34,500	2,002
CIGNA	12,200	429
Hartford Financial Services Group	25,100	602
Lincoln National	8,800	215
MetLife	16,400	661
Prudential Financial	21,000	1,104
Torchmark	12,900	739
Travelers	34,200	1,888
UnitedHealth Group	73,800	2,661
Unum Group	47,800	1,072
WellPoint*	37,400	2,032

		21,192

IT Consulting & Other Services (0.9%)
International Business Machines	9,400	1,350
SAIC*	30,600	475

		1,825

Machinery (0.4%)
Timken	19,700	816

Metal & Glass Containers (0.9%)
Ball	10,500	676
Owens-Illinois*	20,600	578
Pactiv*	13,300	441

		1,695

Mortgage REITs (0.3%)
Annaly Capital Management	39,300	696

Multimedia (1.7%)
News, Cl A	60,100	869
Time Warner	38,700	1,258
Walt Disney	33,000	1,192

		3,319

Office Electronics (0.9%)
Xerox	148,800	1,741

Office Equipment (0.4%)
Pitney Bowes	38,300	840

Office REITs (0.2%)
Duke Realty	33,400	417

Oil & Gas Equipment & Services (0.4%)
Tidewater	16,700	771

Oil & Gas Storage & Transportation (0.3%)
Southern Union	28,800	724

Paper Packaging (1.1%)
Rock-Tenn, Cl A	13,900	790
Sealed Air	37,600	870
Sonoco Products	16,200	543

		2,203

The accompanying notes are an integral part of the financial statements.

Schedule of Investments
October 31, 2010
LSV Conservative Value
Equity Fund

	Shares/Face	Value
	Amount (000)	(000)

Petroleum & Fuel Products (11.6%)
Apache	11,100	$1,121
Chesapeake Energy	49,300	1,070
Chevron	81,300	6,716
Cimarex Energy	11,800	906
ConocoPhillips	64,800	3,849
Diamond Offshore Drilling	6,200	410
Exxon Mobil	29,200	1,941
Marathon Oil	53,000	1,885
Murphy Oil	19,200	1,251
Noble	19,500	673
Occidental Petroleum	15,600	1,227
Rowan*	28,100	924
Tesoro	31,300	406
Valero Energy	36,300	652

		23,031

Petroleum Refining (0.3%)
Devon Energy	8,400	546

Pharmaceuticals (9.9%)
Abbott Laboratories	16,700	857
Bristol-Myers Squibb	28,600	769
Eli Lilly	53,400	1,880
Forest Laboratories*	31,800	1,051
Johnson & Johnson	65,300	4,157
Merck	128,300	4,655
Pfizer	316,435	5,506
Watson Pharmaceuticals*	15,300	714

		19,589

Printing & Publishing (0.6%)
Gannett	41,500	492
Lexmark International, Cl A*	17,800	677

		1,169

Railroads (0.4%)
Union Pacific	9,200	807

Reinsurance (1.1%)
Everest Re Group	7,900	666
Montpelier Re Holdings	39,600	726
Reinsurance Group of America, Cl A	2,900	145
Validus Holdings	25,192	714

		2,251

Retail (2.3%)
Brinker International	31,600	586
Cracker Barrel Old Country Store	2,700	145
Kroger	33,400	735
PetSmart	19,800	741
Safeway	46,600	1,067
Wal-Mart Stores	25,100	1,359

		4,633

Semi-Conductors/Instruments (2.9%)
Intel	125,600	2,521
Micron Technology*	106,500	881
Texas Instruments	33,300	984
Tyco Electronics	42,700	1,353

		5,739

Specialized REITs (0.4%)
Hospitality Properties Trust	32,900	750

Steel & Steel Works (0.3%)
Alcoa	40,500	532

Telephones & Telecommunications (5.4%)
AT&T	235,600	6,715
Corning	81,200	1,485
Harris	19,500	881
Verizon Communications	52,000	1,688

		10,769

Wireless Telecommunication Services (0.7%)
Sprint Nextel*	123,900	510
Telephone & Data Systems	24,000	836

		1,346

Total Common Stock (Cost $226,791)		198,080

Repurchase Agreement (0.1%)
Morgan Stanley 0.110%, dated 10/29/10, to be repurchased on 11/01/10, repurchase price $221,262 (collateralized by a U.S. Treasury Bond, par value $180,106, 2.000%, 01/15/26; with total market value $225,686)	$221	221

Total Repurchase Agreement (Cost $221)		221

Total Investments — 99.8% (Cost $227,012)		$198,301

Percentages are based on Net Assets of $198,616(000).

*	Non-income producing security.

Cl	Class

REIT Real Estate Investment Trust
The accompanying notes are an integral part of the financial statements.

Schedule of Investments
October 31, 2010
The following is a summary of the inputs used as of October 31, 2010 in valuing the Fund’s investments carried at value (000):

Investments in
Securities	Level 1	Level 2	Level 3	Total
Common Stock	$198,080	$—	$—	$198,080
Repurchase Agreement	—	221	—	221

Total Investments in Securities	$198,080	$221	$—	$198,301

For the year ended October 31, 2010, there were no significant transfers between Level 1 and Level 2 assets and liabilities. For the year ended October 31, 2010, there were no Level 3 securities.
For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.
The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities (000)
October 31, 2010

LSV Conservative
Value Equity Fund

Assets:
Investments at Value (Cost $227,012)	$198,301
Cash	17
Dividend and Interest Receivable	326
Receivable for Capital Shares Sold	66
Receivable from Investment Adviser	25
Prepaid Expenses	8

Total Assets	198,743

Liabilities:
Payable due to Investment Adviser	66
Payable for Capital Shares Redeemed	25
Payable due to Administrator	10
Payable due for Trustees’ Fees	1
Payable due to Chief Compliance Officer	1
Other Accrued Expenses	24

Total Liabilities	127

Net Assets	$198,616

Net Assets Consist of:
Paid-in Capital	$262,748
Undistributed Net Investment Income	3,335
Accumulated Net Realized Loss on Investments	(38,756)
Net Unrealized Depreciation on Investments	(28,711)

Net Assets	$198,616

Institutional Shares:
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	27,595,178 (1)

Net Asset Value, Offering and Redemption Price Per Share	$7.20

(1)	Shares have not been rounded.
The accompanying notes are an integral part of the financial statements.

Statement of Operations (000)
For the year ended October 31, 2010

LSV Conservative
Value Equity Fund

Investment Income:
Dividend Income	$4,670
Interest Income	1

Total Investment Income	4,671

Expenses:
Investment Advisory Fees	739
Administration Fees	118
Trustees’ Fees	2
Chief Compliance Officer Fees	2
Transfer Agent Fees	37
Registration and Filing Fees	17
Professional Fees	12
Custodian Fees	12
Printing Fees	9
Insurance and Other Fees	9

Total Expenses	957
Less: Waiver of Investment Advisory Fees	(277)
Fees Paid Indirectly — (see Note 4)	—

Net Expenses	680

Net Investment Income	3,991

Net Realized Loss on Investments	(919)
Net Change in Unrealized Appreciation (Depreciation) on Investments	21,391

Net Realized and Unrealized Gain on Investments	20,472

Net Increase in Net Assets Resulting from Operations	$24,463

Amounts designated as “—” have been rounded to $0.
The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets (000)
For the years ended October 31,

	LSV Conservative
	Value Equity Fund
	2010	2009

Operations:
Net Investment Income	$3,991	$4,468
Net Realized Loss on Investments	(919)	(32,656)
Net Change in Unrealized Appreciation (Depreciation) on Investments	21,391	39,570

Net Increase in Net Assets Resulting from Operations	24,463	11,382

Dividends and Distributions:
Net Investment Income	(4,072)	(5,512)

Total Dividends and Distributions	(4,072)	(5,512)

Capital Share Transactions:
Issued	34,376	26,678
In Lieu of Dividends and Distributions	4,072	5,512
Redeemed	(32,478)	(30,281)

Net Increase in Net Assets Derived from Capital Share Transactions	5,970	1,909

Total Increase in Net Assets	26,361	7,779

Net Assets:
Beginning of Year	172,255	164,476

End of Year (including undistributed net investment income of $3,335 and $3,373, respectively)	$198,616	$172,255

Shares Transactions:
Issued	5,013	4,792
In Lieu of Dividends and Distributions	598	970
Redeemed	(4,641)	(5,454)

Net Increase in Shares Outstanding from Share Transactions	970	308

The accompanying notes are an integral part of the financial statements.

Financial Highlights
For a Share Outstanding Throughout Each Period
For the Years Ended October 31,

												Ratio	Ratio
	Net		Realized and		Dividends			Net		Net		of Expenses	of Net
	Asset		Unrealized		from	Distributions	Total	Asset		Assets	Ratio	to Average	Investment
	Value	Net	Gains	Total	Net	from	Dividends	Value		End	of Expenses	Net Assets	Income	Portfolio
	Beginning	Investment	(Losses) on	from	Investment	Realized	and	End	Total	of Period	to Average	(Excluding	to Average	Turnover
	of Period	Income(1)	Investments	Operations	Income	Gain	Distributions	of Period	Return†	(000)	Net Assets	Waivers)	Net Assets	Rate
LSV Conservative Value Equity Fund
2010	$6.47	$0.14	$0.74	$0.88	$(0.15)	$—	$(0.15)	$7.20	13.76%	$198,616	0.35%	0.49%	2.05%	31%
2009	6.25	0.17	0.26	0.43	(0.21)	—	(0.21)	6.47	7.32	172,255	0.35	0.52	2.91	37
2008	10.27	0.26	(4.19)	(3.93)	(0.08)	(0.01)	(0.09)	6.25	(38.54)	164,476	0.35	0.50	2.89	21
2007‡	10.00	0.14	0.13 *	0.27	—	—	—	10.27	2.70	141,602	0.35	0.60	2.27	8

‡	Commencement of operations for the LSV Conservative Value Equity Fund was March 30, 2007. All ratios for the period have been annualized. Portfolio turnover rate is for the period indicated and has not been annualized.

†	Return is for the period indicted and has not been annualized. Total return shown does not reflect the deduction of taxes that a shareholder would not pay on Fund distributions or the redemption of Fund shares. Total return would have been lower had the Adviser not waived a portion of its fee.

*	The amount shown for a share outstanding throughout the period does not accord with the aggregate net gains on investments for the period because of the sales and repurchases of fund shares in relation to fluctuating market value of the investments of the Fund.

(1)	Per share calculations were performed using average shares for the period.
Amounts designated as “—” are $0 or have been rounded to $0.
The accompanying notes are an integral part of the financial statements.

Notes to Financial Statements
October 31, 2010
1. Organization:
The Advisors’ Inner Circle Fund (the “Trust”) is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 34 funds. The financial statements herein are those of the LSV Conservative Value Equity Fund (the “Fund”). The Fund seeks long-term growth of capital by investing in undervalued stocks of medium to large U.S. companies which are out of favor in the market. The financial statements of the remaining funds of the Trust are not presented herein, but are presented separately. The assets of each fund are segregated, and a shareholder’s interest is limited to the fund in which shares are held.
2. Significant Accounting Policies:
The following is a summary of the significant accounting policies followed by the Fund.
Use of Estimates — The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value.
Securities for which market prices are not “readily available” are valued in accordance with Fair Value Procedures established by the Fund’s Board of Trustees (the “Board”). The Fund’s Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of October 31, 2010, there were no fair valued securities.
In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:
Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;
Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, etc.); and
Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Notes to Financial Statements
October 31, 2010
Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.
For the year ended October 31, 2010, there have been no significant changes to the Fund’s fair valuation methodologies.
Federal Income Taxes — It is the Fund’s intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986 as amended and to distribute substantially all of its income to its shareholders. Accordingly, no provision for Federal income taxes has been made in the financial statements.
The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities on open tax years 2007, 2008 and 2009, on-going analysis of and changes to tax laws, regulations and interpretations thereof.
Security Transactions and Investment Income — Security transactions are accounted for on the date the security is purchased or sold (trade date). Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-date. Interest income is recognized on an accrual basis.
Repurchase Agreements — In connection with transactions involving repurchase agreements, a third party custodian bank takes possession of the underlying securities (“collateral”), the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. Such collateral will be cash, debt securities issued or guaranteed by the U.S. Government, securities that at the time the repurchase agreement is entered into are rated in the highest category by a nationally recognized statistical rating organization (“NRSRO”) or unrated category by an NRSRO, as determined by the Adviser. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.
Expenses — Expenses that are directly related to the Fund are charged to the Fund. Other operating expenses of the Trust are prorated to the Fund based on the number of funds and/or relative daily net assets.
Dividends and Distributions to Shareholders — Dividends from net investment income, if any, are declared and paid to shareholders annually. Any net realized capital gains are distributed to shareholders at least annually.
3. Transactions with Affiliates:
Certain officers of the Trust are also officers of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust for serving as officers of the Trust.
A portion of the services provided by the Chief Compliance Officer (“CCO”) and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services have been approved by and reviewed by the Board.
4. Administration, Distribution, Transfer Agency and Custodian Agreements:
The LSV Funds (the “Funds”) and the Administrator are parties to an Administration Agreement under which the Administrator provides administrative services at an annual rate of 0.07% of the Funds’ first $1 billion of average daily net assets; 0.06% of the Funds’ average daily net assets between $1 billion and $1.5 billion; 0.04% of the Funds’ average daily net assets between $1.5 billion and $3 billion; and 0.035% of the Funds’ average daily net assets over $3 billion. There is a minimum annual fee of $150,000 per Fund and $25,000 for each additional class.
The Trust and Distributor are parties to a Distribution Agreement dated November 14, 1991, as Amended and Restated November 14, 2005. The Distributor receives no fees for its distribution services under this agreement.

Notes to Financial Statements
October 31, 2010
DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust. During the year ended October 31, 2010, the Fund earned $7 in cash management credits which were used to offset transfer agent expenses. This amount is labeled as “Fees Paid Indirectly” on the Statement of Operations.
U.S. Bank, N.A. acts as custodian (the “Custodian”) for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased and sold by the Fund.
5. Investment Advisory Agreement:
The Trust and LSV Asset Management (the “Adviser”) are parties to an Investment Advisory Agreement under which the Adviser receives an annual fee equal to 0.38% of the Fund’s average daily net assets. The Adviser has contractually agreed through February 28, 2011 to waive its fee in order to limit the Fund’s total operating expenses to a maximum of 0.35% of the Fund’s average daily net assets. The Adviser reserves the right to terminate this arrangement at any time at its discretion.
6. Investment Transactions:
The cost of security purchases and the proceeds from security sales, other than short-term investments, for the year ended October 31, 2010, were as follows (000):

Purchases
Other	$66,250

Sales
Other	$57,878
7. Federal Tax Information:
The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or to paid-in-capital, as appropriate, in the period that the differences arise.
Accordingly, the following permanent differences, primarily attributable to investments in REITs, have been reclassified to (from) the following accounts (000):

Undistributed	Accumulated
Net Investment	Net Realized
Income	Loss
$43	$(43)
The tax character of dividends and distributions declared during the years ended October 31, 2010 and 2009 was as follows (000):

Ordinary Income
2010	$4,072
2009	5,512
As of October 31, 2010, the components of accumulated losses on a tax basis were as follows (000):

Undistributed Ordinary Income	$3,334
Capital Loss Carryforward	(38,729)
Unrealized Depreciation	(28,737)

Total Accumulated Losses	$(64,132)

For Federal income tax purposes, capital loss carryforwards represent realized losses of the Fund that may be carried forward for a maximum period of eight years and applied against future capital gains as follows (000):

			Total Capital Loss
Expires	Expires	Expires	Carryforwards
10/31/16	10/31/17	10/31/18	2010
$4,975	$31,726	$2,028	$38,729
The total cost of securities for Federal income tax purposes and the aggregate gross unrealized appreciation and depreciation on investments held by the Fund at October 31, 2010, were as follows (000):

	Aggregated	Aggregated
	Gross	Gross	Net
Federal	Unrealized	Unrealized	Unrealized
Tax Cost	Appreciation	Depreciation	Depreciation
$227,038	$19,415	$(48,152)	$(28,737)
8. Other:
At October 31, 2010, 57% of total shares outstanding were held by three record shareholders each owning 10% or greater of the aggregate total shares outstanding. These shareholders were comprised of omnibus accounts that were held on behalf of various individual shareholders.

Notes to Financial Statements
October 31, 2010
In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.
9. Accounting Pronouncement:
In January 2010, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2010-06, “Improving Disclosures about Fair Value Measurements”. ASU No. 2010-06 will require reporting entities to make new disclosures about purchases, sales, issuances, and settlements in the roll forward of activity in Level 3 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2010. At this time, management is evaluating the implications of ASU No. 2010-06 and its impact on the financial statements has not been determined.
10. Subsequent Events:
The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no adjustments were required to the financial statements.

Report of Independent Registered Public Accounting Firm
To the Board of Trustees and Shareholders of
LSV Conservative Value Equity Fund of
The Advisors’ Inner Circle Fund
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the LSV Conservative Value Equity Fund (one of the series constituting The Advisors’ Inner Circle Fund (the “Trust”)) as of October 31, 2010, and the related statement of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the years or periods in the four year period then ended. These financial statements and financial highlights are the responsibility of the Trust’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Trust’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2010, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the LSV Conservative Value Equity Fund of The Advisors’ Inner Circle Fund at October 31, 2010, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the years or periods in the four year period then ended, in conformity with U.S. generally accepted accounting principles.
Philadelphia, Pennsylvania
December 22, 2010

Disclosure of Fund Expenses (Unaudited)
All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.
Operating expenses such as these are deducted from the mutual fund’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the mutual fund’s average net assets; this percentage is known as the mutual fund’s expense ratio.
The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The table below illustrates your Fund’s costs in two ways:
• Actual fund return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense from the Fund’s gross investment return.
You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = $8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”
• Hypothetical 5% return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the period, but that the expense ratio (Column 3) is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expense Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.
NOTE: Because the hypothetical return is set at 5% for comparison purposes — NOT your Fund’s actual return —the account values shown do not apply to your specific investment.

	Beginning	Ending		Expenses
	Account	Account	Annualized	Paid
	Value	Value	Expense	During
	05/01/10	10/31/10	Ratios	Period*

LSV Conservative Value Equity Fund

Actual Fund Return
Institutional Shares	$1,000.00	$985.00	0.35%	$1.75

Hypothetical 5% Return
Institutional Shares	$1,000.00	$1,023.44	0.35%	$1.79

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

TRUSTEES AND OFFICERS OF THE ADVISORS’ INNER CIRCLE FUND (Unaudited)
Set forth below are the names, ages, position with the Trust, term of office, length of time served and the principal occupations for the last five years of each of the persons currently serving as Trustees and Officers of the Trust. Trustees who are deemed not to be “interested persons” of the Trust are referred to as “Independent Board Members.” Messrs. Nesher and Doran are Trustees who may be deemed to be “interested” persons of the Fund as that term is defined in the 1940 Act by virtue of their affiliation with the Trust’s Distributor. The Trust’s Statement of Additional Information (“SAI”) includes additional information about the Trustees and Officers. The SAI may be obtained without charge by calling 1-888-FUND-LSV. The following chart lists Trustees and Officers as of October 31, 2010.

				Number of
				Portfolios
		Term of		in The Advisors’
Name,	Position(s)	Office and		Inner Circle Fund
Address,	Held with	Length of	Principal Occupation(s)	Overseen by	Other Directorships
Age[1]	the Trust	Time Served[2]	During Past 5 Years	Board Member	Held by Board Member[3]
INTERESTED BOARD MEMBERS

ROBERT A. NESHER 64 yrs. old	Chairman of the Board of Trustees	(Since 1991)	Currently performs various services on behalf of SEI Investments for which Mr. Nesher is compensated.	34	Trustee of The Advisors’ Inner Circle Fund II, Bishop Street Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds. SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, and SEI Alpha Strategy Portfolios, L.P., Director of SEI Global Master Fund, plc, SEI Global Assets Fund, plc, SEI Global Investments Fund, plc, SEI Investments Global, Limited SEI Investments — Global Fund Services, Limited, SEI Investments (Europe), Limited, SEI Investments — Unit Trust Management (UK), Limited, SEI Global Nominee Ltd., SEI Opportunity Fund, L.P., SEI Structured Credit Fund, L.P., SEI Multi-Strategy Funds plc., and SEI Islamic Investments Fund plc.

WILLIAM M. DORAN 1701 Market Street Philadelphia, PA 19103 70 yrs. old	Trustee	(Since 1992)	Self-employed Consultant since 2003. Partner, Morgan, Lewis & Bockius LLP (law firm) from 1976-2003, counsel to the Trust, SEI, SIMC, the Administrator and the Distributor. Secretary of SEI Investments since 1978.	34	Trustee of The Advisors’ Inner Circle Fund II, Bishop Street Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds. SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, and SEI Alpha Strategy Portfolios, L.P., Director of SEI since 1974. Director of the Distributor since 2003. Director of SEI Investments — Global Fund Services, Limited, SEI Investments Global, Limited, SEI Investments (Europe), Limited, SEI Investments (Asia), Limited, SEI Asset Korea Co., Ltd., SEI Global Nominee Limited and SEI Investments — Unit Trust Management (UK) Limited.

1	Unless otherwise noted, the business address of each Trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

2	Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust’s Declaration of Trust.

3	Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., “public companies”) or other investment companies registered under the 1940 Act.

TRUSTEES AND OFFICERS OF THE ADVISORS’ INNER CIRCLE FUND (Unaudited)

				Number of
				Funds
		Term of		in The Advisors’
Name,	Position(s)	Office and		Inner Circle Fund
Address,	Held with	Length of	Principal Occupation(s)	Overseen by	Other Directorships
Date of Birth[1]	the Trust	Time Served[2]	During Past 5 Years	Board Member	Held by Board Member[3]
INDEPENDENT BOARD MEMBERS

JAMES M. STOREY 79 yrs. old	Trustee	(Since 1994)	Attorney, Solo Practitioner since 1994. Partner, Dechert, September 1987-December 1993.	34	Trustee of The Advisors’ Inner Circle Fund II, Bishop Street Funds, Massachusetts Health and Education Tax-Exempt Trust, and U.S. Charitable Gift Trust, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, and SEI Alpha Strategy Portfolios, L.P.

GEORGE J. SULLIVAN, JR. 67 yrs. old	Trustee	(Since 1999)	Self-Employed Consultant, Newfound Consultants, Inc. since April 1997.	34	Trustee of the Advisors’ Inner Circle Fund II, Bishop Street Funds, State Street Navigator Securities Lending Trust, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, and SEI Alpha Strategy Portfolios, L.P., Director of SEI Opportunity Fund, L.P., SEI Structured Credit Fund, L.P., member of the independent review committee for SEI’s Canadian- registered mutual funds.

BETTY L. KRIKORIAN 67 yrs. old	Trustee	(Since 2005)	Vice President Compliance, AARP Financial Inc. since September 2008. Self-Employed Legal and Financial Services Consultant since 2003. In-house Counsel, State Street Bank Global Securities and Cash Operations from 1995 to 2003.	34	Trustee of The Advisors’ Inner Circle Fund II and Bishop Street Funds.

CHARLES E. CARLBOM 76 yrs. old	Trustee	(Since 2005)	Self-Employed Business Consultant, Business Project Inc. since 1997. CEO and President, United Grocers Inc. from 1997 to 2000.	34	Director, Crown Pacific, Inc. Trustee of The Advisors’ Inner Circle Fund II and Bishop Street Funds.

1	Unless otherwise noted, the business address of each Trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

2	Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust’s Declaration of Trust.

3	Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., “public companies”) or other investment companies registered under the 1940 Act.

TRUSTEES AND OFFICERS OF THE ADVISORS’ INNER CIRCLE FUND (Unaudited)

Number of
Funds
		Term of		in The Advisors’
Name,	Position(s)	Office and		Inner Circle Fund	Other Directorships
Address,	Held with	Length of	Principal Occupation(s)	Overseen by Board	Held by Board
Date of Birth[1]	the Trust	Time Served[2]	During Past 5 Years	Member	Member[3]
INDEPENDENT BOARD MEMBERS (continued)

MITCHELL A. JOHNSON 68 yrs. old	Trustee	(Since 2005)	Retired.	34	Trustee of the Advisors’ Inner Circle Fund II, and Bishop Street Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, and SEI Alpha Strategy Portfolios, L.P.

JOHN K. DARR 66 yrs. old	Trustee	(Since 2008)	CEO, Office of Finance, FHL Banks from 1992 to 2007.	34	Director of Federal Home Loan Bank of Pittsburgh and Manna, Inc. and Trustee of the Advisors’ Inner Circle Fund II and Bishop Street Funds.

OFFICERS

PHILIP T. MASTERSON 46 yrs. old	President	(Since 2008)	Managing Director of SEI Investments since 2006. Vice President and Assistant Secretary of the Administrator from 2004 to 2006. General Counsel of Citco Mutual Fund Services from 2003 to 2004. Vice President and Associate Counsel for the Oppenheimer Funds from 2001 to 2003.	N/A	N/A

MICHAEL LAWSON 50 yrs. old	Treasurer, Controller and Chief Financial Officer	(Since 2005)	Director, SEI Investments, Fund Accounting since July 2005. Manager, SEI Investments Fund Accounting from April 1995 to February 1998 and November 1998 to July 2005.	N/A	N/A

RUSSELL EMERY 47 yrs. old	Chief Compliance Officer	(Since 2006)	Director of Investment Product Management and Development at SEI Investments since February 2003. Senior Investment Analyst, Equity team at SEI Investments from March 2000 to February 2003.	N/A	N/A

1	Unless otherwise noted, the business address of each Trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

2	Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust’s Declaration of Trust.

3	Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., “public companies”) or other investment companies registered under the 1940 Act.

TRUSTEES AND OFFICERS OF THE ADVISORS’ INNER CIRCLE FUND (Unaudited)

Number of
Funds
		Term of		in The Advisors’
Name,	Position(s)	Office and		Inner Circle Fund	Other Directorships
Address,	Held with	Length of	Principal Occupation(s)	Overseen by	Held by Board
Date of Birth[1]	the Trust	Time Served	During Past 5 Years	Board Member	Member
OFFICERS (continued)

JOSEPH M. GALLO 37 yrs. old	Vice President and Secretary	(Since 2007)	Corporate Counsel of SEI since 2007; Associate Counsel, ICMA Retirement Corporation 2004-2007; Federal Investigator, U.S. Department of Labor 2002-2004; U.S. Securities and Exchange Commission—Division of Investment Management, 2003	N/A	N/A

CAROLYN F. MEAD 53 yrs. old	Vice President and Assistant Secretary	(Since 2007)	Corporate Counsel of SEI since 2007; Associate, Stradley, Ronon, Stevens & Young 2004-2007; Counsel, ING Variable Annuities, 1999-2002.	N/A	N/A

JAMES NDIAYE 42 yrs. old	Vice President and Assistant Secretary	(Since 2004)	Employed by SEI Investments Company since 2004. Vice President, Deutsche Asset Management from 2003-2004. Associate, Morgan, Lewis & Bockius LLP from 2000-2003. Counsel, Assistant Vice President, ING Variable Annuities Group from 1999-2000.	N/A	N/A

TIMOTHY D. BARTO 42 yrs. old	Vice President and Assistant Secretary	(Since 2000)	General Counsel, Vice President and Assistant Secretary of SEI Investments Global Funds Services since 1999; Associate, Dechert (law firm) from 1997-1999; Associate, Richter, Miller & Finn (law firm) from 1994-1997.	N/A	N/A

MICHAEL BEATTIE 45 yrs. old	Vice President	(Since 2009)	Director of Client Services at SEI since 2004.	N/A	N/A

ANDREW S. DECKER 47 yrs. old	AML Officer	(Since 2008)	Compliance Officer and Product Manager, SEI, 2005 — 2008. Vice President, Old Mutual Capital, 2000-2005. Operations Director, Prudential Investments, 1998 — 2000.	N/A	N/A

1	Unless otherwise noted, the business address of each Trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

NOTICE TO SHAREHOLDERS
OF
LSV CONSERVATIVE VALUE EQUITY FUND
(Unaudited)
For shareholders that do not have an October 31, 2010 tax year end, this notice is for informational purposes only. For shareholders with an October 31, 2010 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year ended October 31, 2010, the Fund is designating the following items with regard to distributions paid during the year.

Dividends
Qualifying for
Corporate
Long Term	Ordinary		Dividends	Qualifying	Interest	Short-Term
Capital Gain	Income	Total	Received	Dividend	Related	Capital Gain
Distribution	Distributions	Distributions	Deduction (1)	Income (2)	Dividends (3)	Dividends (4)
0%	100%	100%	100%	100%	0.08%	0%

(1)	Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary income distributions (the total of short term capital gain and net investment income distributions).

(2)	The percentage in this column represents the amount of “Qualifying Dividend Income” as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of short term capital gain and net investment income distributions). It is the intention of the aforementioned Fund to designate the maximum amount permitted by the law.

(3)	The percentage in this column represents the amount of “Interest Related Dividends” as created by the American Jobs Creation Act of 2004 and is reflected as a percentage of net investment income distributions that is exempt from U.S. withholding tax when paid to foreign investors. This provision of the Internal Revenue Code will be expiring for years beginning after December 31, 2009.

(4)	The percentage in this column represents the amount of “Short-Term Capital Gain Dividends” as created by the American Jobs Creation Act of 2004 and is reflected as a percentage of short-term capital gain distributions that is exempt from U.S withholding tax when paid to foreign investors. This provision of the Internal Revenue Code will be expiring for years beginning after December 31, 2009.

The information reported herein may differ from the information and distributions taxable to the shareholders for the calendar year ending December 31, 2010. Complete information will be computed and reported in conjunction with your 2010 Form 1099-DIV.

Notes

Notes

Notes

Trust:
The Advisors’ Inner Circle Fund
Fund:
LSV Conservative Value Equity Fund
Adviser:
LSV Asset Management
Distributor:
SEI Investments Distribution Co.
Administrator:
SEI Investments Global Funds Services
Legal Counsel:
Morgan, Lewis & Bockius LLP
Independent Registered Public Accounting Firm:
Ernst & Young LLP
The Fund files its complete schedule of Portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on form N-Q within sixty days after the end of the period. The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
A description of the policies and procedures that The Advisors’ Inner Circle Fund uses to determine how to vote proxies (if any) relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available without charge (i) upon request, by calling 888-FUND-LSV and (ii) on the Commission’s website at http://www.sec.gov.
LSV-AR-005-0400

Item 2. Code of Ethics.
The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, comptroller or principal accounting officer, and any person who performs a similar function.
Item 3. Audit Committee Financial Expert.
(a)(1) The registrant’s board of trustees has determined that the Registrant has at least one audit committee financial expert serving on the audit committee.
(a)(2) The audit committee financial experts are John Darr and George Sullivan, and they are independent as defined in Form N-CSR Item 3(a)(2).
Item 4. Principal Accountant Fees and Services.
Fees billed by PricewaterhouseCoopers LLP (“PwC”) related to the Trust
PwC billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years was as follows:

			2010			2009
					All other fees			All other fees
				All fees and	and services		All fees and	and services
			All fees and	services to	to service	All fees and	services to	to service
			services to	service	affiliates that	services to	service	affiliates that
			the Trust that	affiliates that	did not	the Trust that	affiliates that	did not
			were pre-	were pre-	require pre-	were pre-	were pre-	require pre-
			approved	approved	approval	approved	approved	approval
(a	)	Audit Fees	$208,890	$0	$0	$244,818	$0	$0
(b	)	Audit-Related Fees	$4,000	$0	$0	$0	$0	$0
(c	)	Tax Fees	$55,000	$0	$0	$0	$0	$0
(d	)	All Other Fees	$0	$0	$0	$0	$0	$0

Fees billed by Ernst & Young LLP (“E&Y”) related to the Trust
E&Y billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years was as follows:

			2010			2009
					All other fees			All other fees
				All fees and	and services		All fees and	and services
			All fees and	services to	to service	All fees and	services to	to service
			services to	service	affiliates that	services to	service	affiliates that
			the Trust that	affiliates that	did not	the Trust that	affiliates that	did not
			were pre-	were pre-	require pre-	were pre-	were pre-	require pre-
			approved	approved	approval	approved	approved	approval
(a	)	Audit Fees	$255,024	N/A	N/A	$245,808	N/A	N/A
(b	)	Audit-Related Fees	N/A	N/A	N/A	N/A	N/A	N/A
(c	)	Tax Fees	N/A	N/A	N/A	N/A	N/A	N/A
(d	)	All Other Fees	N/A	N/A	N/A	N/A	N/A	N/A
(e)(1) Not applicable.
(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (PwC):

	2010	2009
Audit-Related Fees	1.9%	0%
Tax Fees	26.3%	0%
All Other Fees	0%	0%
(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (E&Y):

	2010	2009
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%
(f) Not applicable.

(g) The aggregate non-audit fees and services billed by PwC for the last two fiscal years were $0 and $0 for 2010 and 2009, respectively.
(g) The aggregate non-audit fees and services billed by E&Y for the last two fiscal years were $0 and $0 for 2010 and 2009, respectively.
(h) During the past fiscal year, all non-audit services provided by Registrant’s principal accountant to either Registrant’s investment adviser or to any entity controlling, controlled by, or under common control with Registrant’s investment adviser that provides ongoing services to Registrant were pre-approved by the audit committee of Registrant’s Board of Trustees. Included in the audit committee’s pre-approval was the review and consideration as to whether the provision of these non-audit services is compatible with maintaining the principal accountant’s independence.
Item 5. Audit Committee of Listed Registrants.
Not applicable to open-end management investment companies.
Item 6. Schedule of Investments
Not applicable.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable to open-end management investment companies.
Item 8. Portfolio Managers of Closed-End Management Investment Companies
Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005
Item 9. Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.
Not applicable to open-end management investment companies.
Item 10. Submission of Matters to a Vote of Security Holders.
There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.
Item 11. Controls and Procedures.
(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).
(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.
(a)(1) Code of Ethics attached hereto.
(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.
(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)*	/s/ Philip T. Masterson Philip T. Masterson, President
Date: December 17, 2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Philip T. Masterson Philip T. Masterson, President
Date: December 17, 2010

By (Signature and Title)*	/s/ Michael Lawson Michael Lawson, Treasurer,
Controller & CFO
Date: December 17, 2010

*	Print the name and title of each signing officer under his or her signature.